Other receivables and liabilities - Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Salaries, wages and social charges	€ 42	€ 46
Other	69	57
Total	111	103
Current
Salaries, wages and social charges	1,176	1,669
Accrued expenses related to customer projects	442	466
Discounts without performance obligations	404	539
VAT and other indirect tax payables	323	328
Other	479	617
Total	€ 2,824	€ 3,619